Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2022
Payables And Accruals [Abstract]
Accrued Expenses and Other Liabilities

5. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Compensation and benefits	$3,405	$6,916
External research and development expenses	3,320	6,726
Professional services	1,696	1,083
Other liabilities	420	772
	$8,841	$15,497